long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current maturities of long-term debt	3,994		2,541
Long-term debt	27,349		25,037
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,000
Long-term debt	$ 1,021	$ 0.8	1,458	$ 1.1
Effective average interest rate	5.80%	5.80%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 1.5
TELUS Corporation credit facilities
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current maturities of long-term debt	$ 0